Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.8%
		Brazil: 3.5%
397,792		Ambev SA	$1,127,814	0.2
49,892		Atacadao Distribuicao Comercio e Industria Ltd.	122,356	0.0
526,833		B3 SA - Brasil Bolsa Balcao	1,073,738	0.2
124,974		Banco Bradesco SA	292,435	0.1
104,929		Banco BTG Pactual SA - Unit	405,767	0.1
75,198		Banco do Brasil S.A.	580,700	0.1
30,697		Banco Santander Brasil SA - Unit	162,738	0.0
62,572		BB Seguridade Participacoes SA	401,225	0.1
111,023		CCR SA	278,628	0.0
106,072		Centrais Eletricas Brasileiras SA	695,853	0.1
30,732		Cia de Saneamento Basico do Estado de Sao Paulo	306,565	0.1
57,599		Cia Siderurgica Nacional S.A.	175,464	0.0
110,890		Cosan SA	331,022	0.1
18,698		CPFL Energia SA	116,944	0.0
16,891		Energisa SA - Unit	134,303	0.0
36,023	(1)	Eneva SA	74,556	0.0
18,790		Engie Brasil Energia SA	148,512	0.0
93,106		Equatorial Energia SA	495,064	0.1
407,760	(1),(2)	Hapvida Participacoes e Investimentos S/A	211,585	0.0
38,572		Hypera S.A.	288,427	0.0
68,007		JBS SA	238,835	0.0
70,693		Klabin SA - Unit	252,453	0.0
64,801		Localiza Rent a Car SA (RENT3)	680,810	0.1
90,259		Lojas Renner SA	295,613	0.1
264,061	(1)	Magazine Luiza SA	172,448	0.0
79,104		Natura & Co. Holding SA	206,014	0.0
64,166	(1)	Petro Rio SA	395,368	0.1
318,313		Petroleo Brasileiro SA	1,666,787	0.3
94,179		Raia Drogasil SA	453,201	0.1
50,024	(2)	Rede D'Or Sao Luiz SA	210,520	0.0
116,906		Rumo SA	434,783	0.1
109,941		Sendas Distribuidora SA	336,648	0.1
63,780		Suzano SA	524,364	0.1
45,663		Telefonica Brasil SA-VIVT3	348,749	0.1
76,537		TIM SA/Brazil	189,664	0.0
46,473		Totvs S.A.	257,834	0.0
63,280		Ultrapar Participacoes SA	174,417	0.0
331,117		Vale SA	5,232,857	0.9
106,468		Vibra Energia SA	305,218	0.1
141,605		Weg S.A.	1,131,510	0.2
			20,931,789	3.5

		Chile: 0.4%
4,179,479		Banco de Chile	405,912	0.1
5,044		Banco de Credito e Inversiones SA	147,857	0.0
5,899,403		Banco Santander Chile	261,614	0.1
126,996		Cencosud SA	245,400	0.0
8,635		Cia Cervecerias Unidas SA	66,482	0.0
1,363,247		Cia Sud Americana de Vapores SA	135,555	0.0
101,674		Empresas CMPC SA	169,915	0.0
35,345		Empresas COPEC SA	249,450	0.1
1,932,682		Enel Americas SA	254,566	0.1
2,292,292		Enel Chile SA	125,041	0.0
64,009		Falabella SA	147,201	0.0
			2,208,993	0.4

		China: 31.2%
9,753		360 DigiTech, Inc. ADR	189,208	0.0
41,900		360 Security Technology, Inc. - A Shares	106,637	0.0
15,500		37 Interactive Entertainment Network Technology Group Co. Ltd. - A Shares	64,140	0.0
738		3peak, Inc. - A Shares	26,141	0.0
129,000	(2)	3SBio, Inc.	128,384	0.0
64,000	(1)	AAC Technologies Holdings, Inc.	158,296	0.0
4,096	(1)	Advanced Micro-Fabrication Equipment, Inc. China - A Shares	88,241	0.0
14,500		AECC Aviation Power Co. Ltd. - A Shares	91,251	0.0
450,900		Agricultural Bank of China Ltd. - A Shares	204,167	0.1
2,483,000		Agricultural Bank of China Ltd. - H Shares	919,519	0.2
37,574		Aier Eye Hospital Group Co. Ltd. - A Shares	169,822	0.0
218,000	(1)	Air China Ltd. - H Shares	194,972	0.1
39,000	(1),(2),(3)	Akeso, Inc.	201,365	0.1
1,290,900	(1)	Alibaba Group Holding Ltd.	16,349,889	2.8
426,000	(1)	Alibaba Health Information Technology Ltd.	307,239	0.1
83,000		Aluminum Corp. of China Ltd. - A Shares	66,690	0.0
340,000		Aluminum Corp. of China Ltd. - H Shares	172,213	0.0
5,900		Angel Yeast Co. Ltd. - A Shares	35,832	0.0
24,000		Anhui Conch Cement Co., Ltd. - A Shares	98,619	0.0
111,500		Anhui Conch Cement Co., Ltd. - H Shares	386,427	0.1
2,000		Anhui Gujing Distillery Co. Ltd. - A Shares	86,006	0.0
9,600		Anhui Gujing Distillery Co. Ltd. - B Shares	171,424	0.0
4,300		Anhui Kouzi Distillery Co. Ltd. - A Shares	44,063	0.0
4,700		Anhui Yingjia Distillery Co. Ltd. - A Shares	45,527	0.0
2,100		Anjoy Foods Group Co. Ltd. - A Shares	50,081	0.0
106,000		Anta Sports Products Ltd.	1,539,026	0.3
2,180		Asymchem Laboratories Tianjin Co. Ltd. - A Shares	42,294	0.0
6,777		Autohome, Inc. ADR	226,826	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

11,100		Avary Holding Shenzhen Co. Ltd. - A Shares	50,195	0.0
4,500		AVIC Helicopter Co. Ltd. - A Shares	27,719	0.0
56,200		AVIC Industry-Finance Holdings Co. Ltd. - A Shares	33,529	0.0
216,000		AviChina Industry & Technology Co. Ltd. - H Shares	113,498	0.0
191,700	(1)	Baidu, Inc.	3,611,873	0.6
131,300		Bank of Beijing Co. Ltd. - A Shares	84,139	0.0
25,100		Bank of Chengdu Co. Ltd. - A Shares	49,542	0.0
203,400		Bank of China Ltd. - A Shares	100,024	0.0
6,846,000		Bank of China Ltd. - H Shares	2,624,531	0.5
225,200		Bank of Communications Co. Ltd. - A Shares	167,521	0.0
760,000		Bank of Communications Co., Ltd. - H Shares	477,968	0.1
34,326		Bank of Hangzhou Co. Ltd. - A Shares	58,007	0.0
90,670		Bank of Jiangsu Co. Ltd. - A Shares	92,742	0.0
59,057		Bank of Nanjing Co. Ltd. - A Shares	77,018	0.0
36,400		Bank of Ningbo Co. Ltd. - A Shares	144,585	0.0
88,100		Bank of Shanghai Co. Ltd. - A Shares	76,836	0.0
134,700		Baoshan Iron & Steel Co. Ltd. - A Shares	122,310	0.0
53,000	(1)	BeiGene Ltd.	882,170	0.2
158,000	(1)	Beijing Capital International Airport Co., Ltd. - H Shares	116,365	0.0
3,600		Beijing Easpring Material Technology Co. Ltd. - A Shares	30,227	0.0
28,400		Beijing Enlight Media Co. Ltd. - A Shares	36,774	0.0
45,000		Beijing Enterprises Holdings Ltd.	161,981	0.0
300,000		Beijing Enterprises Water Group Ltd.	74,964	0.0
2,516		Beijing Kingsoft Office Software, Inc. - A Shares	173,231	0.0
10,600		Beijing New Building Materials PLC - A Shares	41,353	0.0
8,600		Beijing Tongrentang Co. Ltd. - A Shares	69,050	0.0
4,100		Beijing United Information Technology Co. Ltd. - A Shares	49,513	0.0
3,395		Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. - A Shares	57,385	0.0
2,700		Bethel Automotive Safety Systems Co. Ltd. - A Shares	28,017	0.0
17,060	(1)	Bilibili, Inc.	401,426	0.1
1,648		Bloomage Biotechnology Corp. Ltd. - A Shares	27,215	0.0
249,700		BOE Technology Group Co. Ltd. - A Shares	161,343	0.0
280,000		Bosideng International Holdings Ltd.	156,244	0.0
8,836		BYD Co. Ltd. - A Shares	329,192	0.1
71,500		Byd Co., Ltd. - H Shares	2,103,255	0.4
59,000		BYD Electronic International Co. Ltd.	183,615	0.0
11,200		By-health Co. Ltd. - A Shares	34,741	0.0
57,000		C&D International Investment Group Ltd.	187,200	0.1
38,220		Caitong Securities Co. Ltd. - A Shares	41,812	0.0
4,000		Canmax Technologies Co. Ltd	29,872	0.0
953,000	(2)	CGN Power Co. Ltd. - H Shares	228,162	0.1
2,200		Changchun High & New Technology Industry Group, Inc. - A Shares	52,320	0.0
69,400		Changjiang Securities Co. Ltd. - A Shares	56,275	0.0
2,000		Changzhou Xingyu Automotive Lighting Systems Co. Ltd. - A Shares	34,986	0.0
12,300		Chaozhou Three-Circle Group Co. Ltd. - A Shares	53,913	0.0
6,100		Chengxin Lithium Group Co. Ltd. - A Shares	30,640	0.0
19,100		China Baoan Group Co. Ltd. - A Shares	31,629	0.0
703,000		China Cinda Asset Management Co. Ltd. - H Shares	88,853	0.0
814,000		China CITIC Bank Corp. Ltd. - H Shares	409,493	0.1
176,000		China Coal Energy Co. - H Shares	133,563	0.0
198,000		China Communications Services Corp., Ltd. - H Shares	97,429	0.0
148,500		China Conch Venture Holdings Ltd.	260,058	0.1
8,307,000		China Construction Bank - H Shares	5,376,249	0.9
76,100		China Construction Bank Corp. - A Shares	65,790	0.0
21,700		China CSSC Holdings Ltd. - A Shares	74,067	0.0
54,400	(1)	China Eastern Airlines Corp. Ltd. - A Shares	40,775	0.0
168,400		China Energy Engineering Corp. Ltd. - A Shares	59,087	0.0
272,600		China Everbright Bank Co. Ltd. - A Shares	119,406	0.0
204,000		China Everbright Bank Co. Ltd. - H Shares	61,886	0.0
311,000		China Everbright Environment Group Ltd.	133,392	0.0
420,000	(1)	China Evergrande Group	591	0.0
321,000	(2)	China Feihe Ltd.	240,575	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

339,500		China Galaxy Securities Co. Ltd. - H Shares	170,929	0.0
274,400		China Gas Holdings Ltd.	386,338	0.1
22,400		China Greatwall Technology Group Co. Ltd. - A Shares	40,364	0.0
209,000		China Hongqiao Group Ltd.	200,845	0.1
7,600		China International Capital Corp. Ltd. - A Shares	43,043	0.0
134,000	(2)	China International Capital Corp. Ltd. - H Shares	268,849	0.1
488,000		China Jinmao Holdings Group Ltd.	95,002	0.0
27,703		China Jushi Co. Ltd. - A Shares	58,915	0.0
82,000		China Lesso Group Holdings Ltd.	73,268	0.0
16,600		China Life Insurance Co. Ltd. - A Shares	80,461	0.0
644,000		China Life Insurance Co., Ltd. - H Shares	1,056,849	0.2
36,200	(1),(2)	China Literature Ltd.	186,940	0.1
303,000		China Longyuan Power Group Corp. Ltd. - H Shares	345,667	0.1
119,000		China Medical System Holdings Ltd.	187,754	0.1
12,200		China Meheco Co. Ltd. - A Shares	24,422	0.0
62,000		China Meidong Auto Holdings Ltd.	133,727	0.0
276,000		China Mengniu Dairy Co., Ltd.	1,131,448	0.2
104,100		China Merchants Bank Co. Ltd. - A Shares	518,435	0.1
340,880		China Merchants Bank Co., Ltd. - H Shares	1,730,995	0.3
45,600		China Merchants Energy Shipping Co. Ltd. - A Shares	46,540	0.0
127,583		China Merchants Port Holdings Co. Ltd.	195,864	0.1
46,270		China Merchants Securities Co. Ltd. - A Shares	92,866	0.0
45,300		China Merchants Shekou Industrial Zone Holdings Co. Ltd. - A Shares	89,534	0.0
216,580		China Minsheng Banking Corp. Ltd. - A Shares	108,808	0.0
542,100		China Minsheng Banking Corp. Ltd. - H Shares	185,750	0.0
356,000		China National Building Material Co., Ltd. - H Shares	292,605	0.1
39,700		China National Chemical Engineering Co. Ltd. - A Shares	53,613	0.0
108,800		China National Nuclear Power Co. Ltd. - A Shares	101,283	0.0
5,300		China National Software & Service Co. Ltd. - A Shares	53,185	0.0
19,700		China Northern Rare Earth Group High-Tech Co. Ltd. - A Shares	74,850	0.0
160,000		China Oilfield Services Ltd. - H Shares	164,479	0.0
333,000		China Overseas Land & Investment Ltd.	803,355	0.2
105,000		China Overseas Property Holdings Ltd.	128,101	0.0
39,203		China Pacific Insurance Group Co. Ltd. - A Shares	147,928	0.0
232,000		China Pacific Insurance Group Co., Ltd. - H Shares	615,054	0.1
176,952		China Petroleum & Chemical Corp. - A Shares	144,628	0.0
2,195,600		China Petroleum & Chemical Corp. - H Shares	1,295,667	0.2
432,000		China Power International Development Ltd. - H Shares	172,024	0.0
125,900		China Railway Group Ltd. - A Shares	126,002	0.0
363,000		China Railway Group Ltd. - H Shares	221,516	0.1
5,600	(1)	China Rare Earth Resources And Technology Co. Ltd. - A Shares	27,525	0.0
140,000		China Resources Beer Holdings Co Ltd.	1,124,677	0.2
198,000		China Resources Cement Holdings Ltd. - H Shares	97,228	0.0
84,800		China Resources Gas Group Ltd.	311,929	0.1
278,444		China Resources Land Ltd.	1,267,988	0.2
6,924		China Resources Microelectronics Ltd. - A Shares	61,038	0.0
62,400	(2)	China Resources Mixc Lifestyle Services Ltd.	328,083	0.1
140,000	(2)	China Resources Pharmaceutical Group Ltd.	110,775	0.0
174,000		China Resources Power Holdings Co.	371,246	0.1
6,000		China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. - A Shares	50,161	0.0
456,000	(1)	China Ruyi Holdings Ltd.	119,257	0.0
34,970		China Shenhua Energy Co. Ltd. - A Shares	143,284	0.0
291,000		China Shenhua Energy Co., Ltd. - H Shares	915,755	0.2
62,300	(1)	China Southern Airlines Co. Ltd. - A Shares	71,367	0.0
164,000	(1)	China Southern Airlines Co. Ltd. - H Shares	117,005	0.0
234,540		China State Construction Engineering Corp. Ltd. - A Shares	197,750	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

178,000		China State Construction International Holdings Ltd.	201,376	0.1
120,028		China Taiping Insurance Holdings Co., Ltd.	127,626	0.0
160,700		China Three Gorges Renewables Group Co. Ltd. - A Shares	128,247	0.0
10,803		China Tourism Group Duty Free Corp. Ltd. - A Shares	288,484	0.1
5,900	(1),(2),(3)	China Tourism Group Duty Free Corp. Ltd. - H Shares	145,620	0.0
4,040,000	(2)	China Tower Corp. Ltd. - H Shares	488,962	0.1
232,000		China Traditional Chinese Medicine Holdings Co. Ltd.	121,548	0.0
176,500		China United Network Communications Ltd. - A Shares	139,252	0.0
55,300		China Vanke Co. Ltd. - A Shares	122,196	0.0
188,900		China Vanke Co. Ltd. - H Shares	298,074	0.1
117,100		China Yangtze Power Co. Ltd. - A Shares	361,914	0.1
3,200		China Zhenhua Group Science & Technology Co. Ltd. - A Shares	41,979	0.0
238,000		Chinasoft International Ltd.	150,778	0.0
3,100		Chongqing Brewery Co. Ltd. - A Shares	56,441	0.0
44,360		Chongqing Changan Automobile Co. Ltd. - A Shares	77,158	0.0
8,900		Chongqing Zhifei Biological Products Co. Ltd. - A Shares	106,345	0.0
182,400		Chow Tai Fook Jewellery Group Ltd.	362,446	0.1
518,000		CITIC Ltd.	605,445	0.1
70,460		CITIC Securities Co. Ltd. - A Shares	210,288	0.1
186,825		CITIC Securities Co. Ltd. - H Shares	399,618	0.1
102,000		CMOC Group Ltd. - A Shares	88,826	0.0
315,000		CMOC Group Ltd. - H Shares	190,679	0.1
4,208		CNGR Advanced Material Co. Ltd. - A Shares	43,902	0.0
12,385		Contemporary Amperex Technology Co. Ltd. - A Shares	733,088	0.1
18,800	(1)	COSCO SHIPPING Energy Transportation Co. Ltd. - A Shares	37,043	0.0
74,260		COSCO SHIPPING Holdings Co. Ltd. - A Shares	119,378	0.0
278,650		COSCO SHIPPING Holdings Co., Ltd. - H Shares	314,144	0.1
166,000		COSCO Shipping Ports, Ltd.	111,000	0.0
1,130,133	(3)	Country Garden Holdings Co. Ltd.	317,328	0.1
197,000		Country Garden Services Holdings Co. Ltd. - H Shares	339,646	0.1
115,700		CRRC Corp. Ltd. - A Shares	103,124	0.0
419,000		CRRC Corp. Ltd. - H Shares	228,705	0.1
24,400		CSC Financial Co. Ltd. - A Shares	91,138	0.0
777,360		CSPC Pharmaceutical Group Ltd.	762,060	0.1
7,600		Dajin Heavy Industry Co. Ltd. - A Shares	38,936	0.0
138,000	(2)	Dali Foods Group Co. Ltd.	57,538	0.0
76,900		Daqin Railway Co. Ltd. - A Shares	80,541	0.0
5,361	(1)	Daqo New Energy Corp. ADR	251,109	0.0
5,932		DaShenLin Pharmaceutical Group Co. Ltd. - A Shares	32,170	0.0
12,900		Dongfang Electric Corp. Ltd. - A Shares	35,616	0.0
234,000		Dongfeng Motor Group Co., Ltd. - H Shares	109,924	0.0
125,000		Dongyue Group Ltd.	129,199	0.0
34,500	(1),(2),(3)	East Buy Holding Ltd	147,677	0.0
69,536		East Money Information Co. Ltd. - A Shares	202,823	0.1
2,600		Ecovacs Robotics Co. Ltd. - A Shares	31,197	0.0
67,700		ENN Energy Holdings Ltd.	927,015	0.2
11,545		Eve Energy Co. Ltd. - A Shares	117,247	0.0
23,700		Everbright Securities Co. Ltd. - A Shares	52,509	0.0
33,800	(1)	Fangda Carbon New Material Co. Ltd. - A Shares	31,703	0.0
126,000		Far East Horizon Ltd.	113,147	0.0
40,200		First Capital Securities Co. Ltd. - A Shares	34,935	0.0
11,800		Flat Glass Group Co. Ltd. - A Shares	58,947	0.0
31,000		Flat Glass Group Co. Ltd. - H Shares	88,665	0.0
91,300		Focus Media Information Technology Co. Ltd. - A Shares	91,199	0.0
21,108		Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	235,077	0.1
215,468		Fosun International Ltd.	157,890	0.0
55,000		Foxconn Industrial Internet Co. Ltd. - A Shares	137,589	0.0
13,000		Fuyao Glass Industry Group Co. Ltd. - A Shares	65,778	0.0
52,800	(2)	Fuyao Glass Industry Group Co. Ltd. - H Shares	230,224	0.1
9,480		Ganfeng Lithium Co. Ltd. - A Shares	91,840	0.0
31,440	(2)	Ganfeng Lithium Co. Ltd.- H Shares	195,914	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

1,803,000	(1)	GCL Poly Energy Holdings Ltd.	466,659	0.1
110,800	(1)	GD Power Development Co. Ltd. - A Shares	61,350	0.0
78,100	(1)	GDS Holdings Ltd.	183,463	0.0
530,000		Geely Automobile Holdings Ltd.	682,970	0.1
31,000		GEM Co. Ltd. - A Shares	33,742	0.0
26,700		Gemdale Corp. - A Shares	32,530	0.0
106,000	(1)	Genscript Biotech Corp. - H Shares	226,772	0.1
34,900		GF Securities Co. Ltd. - A Shares	80,114	0.0
92,400		GF Securities Co. Ltd. - H Shares	130,692	0.0
3,960		GigaDevice Semiconductor, Inc. - A Shares	70,520	0.0
2,200	(1)	Ginlong Technologies Co. Ltd. - A Shares	42,824	0.0
21,300		GoerTek, Inc. - A Shares	66,470	0.0
842		GoodWe Technologies Co. Ltd. - A Shares	35,546	0.0
10,700		Gotion High-tech Co. Ltd. - A Shares	46,458	0.0
15,500		Great Wall Motor Co. Ltd. - A Shares	63,200	0.0
266,000	(3)	Great Wall Motor Co. Ltd. - H Shares	329,136	0.1
18,800		Gree Electric Appliances, Inc. of Zhuhai - A Shares	100,356	0.0
69,000		Greentown China Holdings Ltd. - H Shares	89,304	0.0
106,000		Greentown Service Group Co. Ltd.	66,869	0.0
9,500		Guangdong Haid Group Co. Ltd. - A Shares	80,698	0.0
260,000		Guangdong Investment Ltd.	265,973	0.1
37,000		Guanghui Energy Co. Ltd. - A Shares	49,815	0.0
30,200		Guangzhou Automobile Group Co. Ltd. - A Shares	49,050	0.0
251,200		Guangzhou Automobile Group Co. Ltd. - H Shares	158,734	0.0
11,000		Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - A Shares	52,975	0.0
3,800		Guangzhou Great Power Energy & Technology Co. Ltd. - A Shares	31,494	0.0
3,000		Guangzhou Kingmed Diagnostics Group Co. Ltd. - A Shares	38,480	0.0
4,200		Guangzhou Shiyuan Electronic Technology Co. Ltd. - A Shares	45,756	0.0
10,840		Guangzhou Tinci Materials Technology Co. Ltd. - A Shares	66,289	0.0
43,400		Guosen Securities Co. Ltd. - A Shares	59,244	0.0
48,000		Guotai Junan Securities Co. Ltd. - A Shares	100,443	0.0
37,440		Guoyuan Securities Co. Ltd. - A Shares	36,874	0.0
16,771	(1)	H World Group Ltd. ADR	821,443	0.1
102,000	(1),(2),(3)	Haidilao International Holding Ltd.	276,439	0.1
37,500		Haier Smart Home Co. Ltd. - A Shares	123,673	0.0
200,000		Haier Smart Home Co. Ltd. - H Shares	626,255	0.1
55,000		Haitian International Holdings Ltd.	142,571	0.0
61,100		Haitong Securities Co. Ltd. - A Shares	78,452	0.0
236,800		Haitong Securities Co. Ltd. - H Shares	147,816	0.0
21,500		Hangzhou Binjiang Real Estate Group Co. Ltd. - A Shares	28,500	0.0
7,500		Hangzhou First Applied Material Co. Ltd. - A Shares	64,118	0.0
7,700		Hangzhou Robam Appliances Co. Ltd. - A Shares	31,801	0.0
8,500		Hangzhou Silan Microelectronics Co. Ltd. - A Shares	45,855	0.0
2,900		Hangzhou Tigermed Consulting Co. Ltd. - A Shares	40,410	0.0
9,100	(2)	Hangzhou Tigermed Consulting Co. Ltd. - H Shares	85,738	0.0
104,000	(2)	Hansoh Pharmaceutical Group Co. Ltd.	180,283	0.0
13,000		Henan Shenhuo Coal & Power Co. Ltd. - A Shares	33,451	0.0
20,100		Henan Shuanghui Investment & Development Co. Ltd. - A Shares	75,850	0.0
57,000		Hengan International Group Co., Ltd.	264,027	0.1
34,620		Hengli Petrochemical Co. Ltd. - A Shares	81,684	0.0
26,670		Hengyi Petrochemical Co. Ltd. - A Shares	31,514	0.0
99,900		Hesteel Co. Ltd. - A Shares	33,880	0.0
3,100		Hithink RoyalFlush Information Network Co. Ltd. - A Shares	92,335	0.0
3,100		Hoshine Silicon Industry Co. Ltd. - A Shares	37,491	0.0
54,000	(1),(2)	Hua Hong Semiconductor Ltd.	239,431	0.1
61,900		Huadian Power International Corp. Ltd. - A Shares	52,205	0.0
10,440		Huadong Medicine Co. Ltd. - A Shares	70,400	0.0
43,000		Huafon Chemical Co. Ltd. - A Shares	46,727	0.0
10,930		Hualan Biological Engineering, Inc. - A Shares	34,814	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

51,300	(1)	Huaneng Power International, Inc. - A Shares	63,992	0.0
350,000	(1)	Huaneng Power International, Inc. - H Shares	183,862	0.0
48,700		Huatai Securities Co. Ltd. - A Shares	90,597	0.0
121,800	(2)	Huatai Securities Co. Ltd. - H Shares	139,039	0.0
78,200		Huaxia Bank Co. Ltd. - A Shares	61,287	0.0
13,700		Huaxin Cement Co. Ltd. - A Shares	30,998	0.0
22,700		Huayu Automotive Systems Co. Ltd. - A Shares	55,284	0.0
6,400		Hubei Xingfa Chemicals Group Co. Ltd. - A Shares	28,402	0.0
2,900		Huizhou Desay Sv Automotive Co. Ltd. - A Shares	46,811	0.0
14,100		Humanwell Healthcare Group Co. Ltd. - A Shares	54,927	0.0
10,363		Hundsun Technologies, Inc. - A Shares	80,307	0.0
30,400	(1),(2),(3)	Hygeia Healthcare Holdings Co. Ltd.	216,768	0.1
14,500		Iflytek Co. Ltd. - A Shares	134,357	0.0
1,127		Imeik Technology Development Co. Ltd. - A Shares	91,680	0.0
4,910,000		Industrial & Commercial Bank of China - H Shares	2,609,369	0.5
296,400		Industrial & Commercial Bank of China Ltd. - A Shares	192,452	0.1
113,400		Industrial Bank Co. Ltd. - A Shares	279,135	0.1
55,220		Industrial Securities Co. Ltd. - A Shares - A Shares	49,199	0.0
2,800		Ingenic Semiconductor Co. Ltd. - A Shares	36,333	0.0
249,900		Inner Mongolia BaoTou Steel Union Co. Ltd. - A Shares	68,796	0.0
67,500		Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. - A Shares	44,394	0.0
34,800		Inner Mongolia Yili Industrial Group Co. Ltd. - A Shares	147,210	0.0
101,000	(1)	Inner Mongolia Yitai Coal Co. - A Shares	148,450	0.0
23,800		Inner Mongolia Yuan Xing Energy Co. Ltd. - A Shares	29,886	0.0
96,500	(1),(2)	Innovent Biologics, Inc.	432,852	0.1
8,668		Inspur Electronic Information Industry Co. Ltd. - A Shares	44,389	0.0
39,056	(1)	iQIYI, Inc. ADR	284,328	0.1
12,160		JA Solar Technology Co. Ltd. - A Shares	101,235	0.0
5,190		Jason Furniture Hangzhou Co. Ltd. - A Shares	30,640	0.0
12,900		JCET Group Co. Ltd. - A Shares	61,041	0.0
96,000	(1),(2)	JD Health International, Inc. - H Shares	711,837	0.1
187,659		JD.com, Inc. - Class A	4,097,759	0.7
23,900		Jiangsu Eastern Shenghong Co. Ltd. - A Shares	47,313	0.0
100,000		Jiangsu Expressway Co. Ltd. - H Shares	92,997	0.0
7,820		Jiangsu Hengli Hydraulic Co. Ltd. - A Shares	75,384	0.0
32,977		Jiangsu Hengrui Pharmaceuticals Co. Ltd. - A Shares	205,456	0.1
7,200		Jiangsu King's Luck Brewery JSC Ltd. - A Shares	67,938	0.0
1,400		Jiangsu Pacific Quartz Co. Ltd. - A Shares	25,160	0.0
7,676		Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - A Shares	184,257	0.0
8,000		Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. - A Shares	37,043	0.0
21,100		Jiangsu Zhongtian Technology Co. Ltd. - A Shares	52,535	0.0
115,000		Jiangxi Copper Co., Ltd. - H Shares	194,696	0.1
12,000	(1)	Jiangxi Special Electric Motor Co. Ltd. - A Shares	26,919	0.0
2,200		JiuGui Liquor Co. Ltd. - A Shares	41,342	0.0
61,000	(2)	Jiumaojiu International Holdings Ltd.	145,016	0.0
3,160		Joinn Laboratories China Co. Ltd. - A Shares	24,083	0.0
4,028		JOYY, Inc. ADR	125,593	0.0
4,900		Juewei Food Co. Ltd. - A Shares	31,295	0.0
16,354	(1)	Kanzhun Ltd. ADR	311,217	0.1
57,135	(1)	KE Holdings, Inc. ADR	1,076,423	0.2
16,100		Keda Industrial Group Co. Ltd. - A Shares	33,871	0.0
60,000		Kingboard Holdings Ltd.	184,489	0.0
77,000		Kingboard Laminates Holdings Ltd.	80,485	0.0
235,000	(1)	Kingdee International Software Group Co., Ltd.	379,613	0.1
86,600		Kingsoft Corp. Ltd.	425,719	0.1
152,400	(1),(2)	Kuaishou Technology	1,171,852	0.2
13,500		Kuang-Chi Technologies Co. Ltd. - A Shares	32,611	0.0
354,000		Kunlun Energy Co. Ltd.	276,378	0.1
6,500		Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	1,717,038	0.3

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

16,000		LB Group Co. Ltd. - A Shares	47,094	0.0
4,982	(1)	Legend Biotech Corp. ADR	240,232	0.0
630,000		Lenovo Group Ltd.	682,551	0.1
32,600		Lens Technology Co. Ltd. - A Shares	64,095	0.0
13,300		Lepu Medical Technology Beijing Co. Ltd. - A Shares	44,844	0.0
96,400	(1)	Li Auto, Inc.	1,205,584	0.2
204,500		Li Ning Co. Ltd.	1,608,171	0.3
59,300	(1)	Lingyi iTech Guangdong Co. - A Shres - A Shares	53,448	0.0
167,000	(2)	Longfor Group Holdings Ltd.	471,001	0.1
40,444		LONGi Green Energy Technology Co. Ltd. - A Shares	237,984	0.1
56,059		Lufax Holding Ltd. ADR	114,360	0.0
39,866		Luxshare Precision Industry Co. Ltd. - A Shares	176,104	0.0
7,500		Luzhou Laojiao Co. Ltd. - A Shares	276,978	0.1
13,390		Mango Excellent Media Co. Ltd. - A Shares	72,598	0.0
2,936		Maxscend Microelectronics Co. Ltd. - A Shares	53,235	0.0
433,640	(1),(2)	Meituan Class B	7,867,190	1.3
107,200		Metallurgical Corp. of China Ltd. - A Shares	60,833	0.0
56,800	(1),(3)	Microport Scientific Corp.	133,778	0.0
12,100		Ming Yang Smart Energy Group Ltd. - A Shares	39,705	0.0
7,628		MINISO Group Holding Ltd. ADR	135,321	0.0
66,000		Minth Group Ltd.	200,321	0.1
6,306		Montage Technology Co. Ltd. - A Shares	63,976	0.0
27,012		Muyuan Foods Co. Ltd. - A Shares	192,363	0.1
10,724		Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. - A Shares	25,469	0.0
33,051		NARI Technology Co. Ltd. - A Shares	130,311	0.0
2,800		NAURA Technology Group Co. Ltd. - A Shares	108,650	0.0
171,100		NetEase, Inc.	3,020,408	0.5
13,700		New China Life Insurance Co. Ltd. - A Shares	60,739	0.0
75,000		New China Life Insurance Co. Ltd. - H Shares	178,127	0.0
26,700	(1)	New Hope Liuhe Co. Ltd. - A Shares	51,417	0.0
131,400	(1)	New Oriental Education & Technology Group, Inc.	504,255	0.1
142,000		Nine Dragons Paper Holdings Ltd.	106,311	0.0
8,700		Ninestar Corp. - A Shares	56,818	0.0
1,100		Ningbo Deye Technology Co. Ltd. - A Shares	41,407	0.0
4,500		Ningbo Orient Wires & Cables Co. Ltd. - A Shares	32,259	0.0
2,718		Ningbo Ronbay New Energy Technology Co. Ltd. - A Shares	27,144	0.0
15,793		Ningbo Shanshan Co. Ltd. - A Shares	39,657	0.0
6,500		Ningbo Tuopu Group Co. Ltd. - A Shares	60,916	0.0
36,200		Ningxia Baofeng Energy Group Co. Ltd. - A Shares	77,796	0.0
118,061	(1),(3)	NIO, Inc. ADR	1,240,821	0.2
151,400	(2)	Nongfu Spring Co. Ltd. - H Shares	872,945	0.2
41,000		Offshore Oil Engineering Co. Ltd. - A Shares	36,573	0.0
3,320		Oppein Home Group, Inc. - A Shares	58,404	0.0
11,500		Orient Overseas International Ltd.	220,747	0.1
42,020		Orient Securities Co. Ltd./China - A Shares	59,941	0.0
5,980		Ovctek China, Inc. - A Shares	28,826	0.0
42,100	(1)	Pangang Group Vanadium Titanium & Resources Co. Ltd. - A Shares	30,256	0.0
43,803	(1)	PDD Holdings, Inc. ADR	3,324,648	0.6
848,000		Peoples Insurance Co. Group of China Ltd. - H Shares	282,962	0.1
127,800		PetroChina Co. Ltd. - A Shares	110,041	0.0
1,796,000		PetroChina Co., Ltd. - H Shares	1,060,959	0.2
6,550		Pharmaron Beijing Co. Ltd. - A Shares	46,712	0.0
14,150	(2)	Pharmaron Beijing Co. Ltd. - H Shares	59,218	0.0
617,244		PICC Property & Casualty Co., Ltd. - H Shares	629,656	0.1
100,300		Ping An Bank Co. Ltd. - A Shares	182,771	0.0
40,800	(1),(2),(3)	Ping An Healthcare and Technology Co. Ltd.	102,740	0.0
60,000		Ping An Insurance Group Co. of China Ltd. - A Shares	397,478	0.1
548,500		Ping An Insurance Group Co. of China Ltd. - H Shares	3,548,364	0.6
20,000		Pingdingshan Tianan Coal Mining Co. Ltd. - A Shares	30,139	0.0
66,000		Poly Developments and Holdings Group Co. Ltd. - A Shares	135,501	0.0
45,400	(2)	Pop Mart International Group Ltd.	123,629	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

153,000		Postal Savings Bank of China Co. Ltd. - A Shares	103,598	0.0
699,000	(2)	Postal Savings Bank of China Co. Ltd. - H Shares	414,546	0.1
83,800		Power Construction Corp. of China Ltd. - A Shares	86,896	0.0
1,200		Proya Cosmetics Co. Ltd. - A Shares	31,776	0.0
842		Pylon Technologies Co. Ltd. - A Shares	30,107	0.0
27,426	(1)	Qinghai Salt Lake Industry Co. Ltd. - A Shares	89,213	0.0
55,750		Rongsheng Petrochemical Co. Ltd. - A Shares	122,863	0.0
45,400		SAIC Motor Corp. Ltd. - A Shares	95,012	0.0
2,300		Sangfor Technologies, Inc. - A Shares	49,596	0.0
92,000		Sany Heavy Equipment International Holdings Co. Ltd.	95,625	0.0
47,900		Sany Heavy Industry Co. Ltd. - A Shares	119,026	0.0
23,355		Satellite Chemical Co. Ltd. - A Shares	54,337	0.0
12,500	(1)	Seazen Holdings Co. Ltd. - A Shares	29,642	0.0
22,700		SF Holding Co. Ltd. - A Shares	182,749	0.0
2,200		SG Micro Corp. - A Shares	49,780	0.0
53,000		Shaanxi Coal Industry Co. Ltd. - A Shares	156,865	0.0
16,200		Shan Xi Hua Yang Group New Energy Co. Ltd. - A Shares	32,528	0.0
19,664		Shandong Gold Mining Co. Ltd. - A Shares	63,039	0.0
64,500	(2)	Shandong Gold Mining Co. Ltd. - H Shares	131,048	0.0
13,810		Shandong Hualu Hengsheng Chemical Co. Ltd. - A Shares	70,855	0.0
10,500		Shandong Linglong Tyre Co. Ltd. - A Shares	29,893	0.0
82,430		Shandong Nanshan Aluminum Co. Ltd. - A Shares	40,678	0.0
229,600		Shandong Weigao Group Medical Polymer Co., Ltd. - H Shares	366,882	0.1
5,000	(1)	Shanghai Aiko Solar Energy Co. Ltd. - A Shares	24,132	0.0
6,200		Shanghai Bairun Investment Holding Group Co. Ltd. - A Shares	36,896	0.0
9,147		Shanghai Baosight Software Co. Ltd. - A Shares	77,525	0.0
45,680	(1)	Shanghai Baosight Software Co., Ltd. - Class B	151,041	0.0
83,100		Shanghai Construction Group Co. Ltd. - A Shares	33,036	0.0
91,100	(1)	Shanghai Electric Group Co. Ltd. - A Shares	58,644	0.0
10,500		Shanghai Fosun Pharmaceutical Group Co. Ltd. - A Shares	49,566	0.0
45,500		Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	129,366	0.0
3,456		Shanghai Fudan Microelectronics Group Co. Ltd. - A Shares	32,944	0.0
23,000		Shanghai Fudan Microelectronics Group Co. Ltd. - H Shares	84,990	0.0
7,500	(1)	Shanghai International Airport Co. Ltd. - A Shares	60,850	0.0
66,600		Shanghai International Port Group Co. Ltd. - A Shares	53,770	0.0
5,300		Shanghai Jinjiang International Hotels Co. Ltd. - A Shares	48,548	0.0
4,400	(1)	Shanghai Junshi Biosciences Co. Ltd. - A Shares	30,714	0.0
127,933	(1)	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - B Shares	98,896	0.0
5,400		Shanghai M&G Stationery, Inc. - A Shares	38,587	0.0
84,900		Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	158,547	0.0
158,400		Shanghai Pudong Development Bank Co. Ltd. - A Shares	165,778	0.0
8,580		Shanghai Putailai New Energy Technology Co. Ltd. - A Shares	62,453	0.0
58,200		Shanghai RAAS Blood Products Co. Ltd. - A Shares	54,458	0.0
26,264		Shanghai Yuyuan Tourist Mart Group Co. Ltd. - A Shares	31,060	0.0
21,700		Shanxi Coking Coal Energy Group Co. Ltd. - A Shares	34,717	0.0
16,850		Shanxi Lu'an Environmental Energy Development Co. Ltd. - A Shares	53,722	0.0
25,000		Shanxi Meijin Energy Co. Ltd. - A Shares	33,441	0.0
40,720		Shanxi Securities Co. Ltd. - A Shares	34,442	0.0
47,000		Shanxi Taigang Stainless Steel Co. Ltd. - A Shares	29,712	0.0
6,580		Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - A Shares	260,196	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

15,100		Shenghe Resources Holding Co. Ltd. - A Shares	31,124	0.0
18,700		Shengyi Technology Co. Ltd. - A Shares	50,304	0.0
4,020		Shennan Circuits Co. Ltd. - A Shares	54,068	0.0
138,700		Shenwan Hongyuan Group Co. Ltd. - A Shares	84,235	0.0
5,360		Shenzhen Capchem Technology Co. Ltd. - A Shares	38,181	0.0
1,000		Shenzhen Dynanonic Co. Ltd. - A Shares	27,640	0.0
14,900		Shenzhen Inovance Technology Co. Ltd. - A Shares	152,645	0.0
116,480		Shenzhen International Holdings Ltd.	103,063	0.0
7,660		Shenzhen Kangtai Biological Products Co. Ltd. - A Shares	35,282	0.0
1,500		Shenzhen Kedali Industry Co. Ltd. - A Shares	28,320	0.0
6,500		Shenzhen Kstar Science And Technology Co. Ltd. - A Shares	44,238	0.0
6,600		Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	299,456	0.1
4,680		Shenzhen New Industries Biomedical Engineering Co. Ltd. - A Shares	41,659	0.0
59,300		Shenzhen Overseas Chinese Town Co. Ltd. - A Shares	41,622	0.0
1,800		Shenzhen SC New Energy Technology Corp. - A Shares	29,994	0.0
4,118		Shenzhen Transsion Holdings Co. Ltd. - A Shares	60,689	0.0
72,100		Shenzhou International Group Holdings Ltd.	756,341	0.1
8,760		Shijiazhuang Yiling Pharmaceutical Co. Ltd. - A Shares	37,085	0.0
150,500	(1),(3),(4)	Shimao Group Holdings Ltd.	28,812	0.0
24,800		Sichuan Chuantou Energy Co. Ltd. - A Shares	47,787	0.0
7,800		Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	32,306	0.0
30,000		Sichuan Road and Bridge Group Co. Ltd. - A Shares	60,245	0.0
3,100		Sichuan Swellfun Co. Ltd. - A Shares	33,962	0.0
28,000		Silergy Corp.	444,544	0.1
957,250		Sino Biopharmaceutical Ltd.	536,534	0.1
12,200		Sinoma Science & Technology Co. Ltd. - A Shares	42,892	0.0
2,920		Sinomine Resource Group Co. Ltd. - A Shares	29,918	0.0
122,400		Sinopharm Group Co. - H Shares	369,865	0.1
2,285	(1)	Skshu Paint Co. Ltd. - A Shares	38,706	0.0
163,000	(2),(3)	Smoore International Holdings Ltd.	208,671	0.1
17,340		Songcheng Performance Development Co. Ltd. - A Shares	41,133	0.0
1,000		StarPower Semiconductor Ltd. - A Shares	40,021	0.0
376,000	(1),(4)	Sunac China Holdings Ltd.	74,588	0.0
8,400		Sungrow Power Supply Co. Ltd. - A Shares	128,456	0.0
62,600		Sunny Optical Technology Group Co. Ltd.	755,371	0.1
11,400		Sunwoda Electronic Co. Ltd. - A Shares	33,466	0.0
7,700		Suzhou Dongshan Precision Manufacturing Co. Ltd. - A Shares	33,975	0.0
980		Suzhou Maxwell Technologies Co. Ltd. - A Shares	43,498	0.0
40,612	(1)	TAL Education Group ADR	260,323	0.1
23,800		TBEA Co. Ltd. - A Shares	75,181	0.0
103,400		TCL Technology Group Corp. - A Shares	66,630	0.0
18,200		TCL Zhonghuan Renewable Energy Technology Co. Ltd. - A Shares	128,236	0.0
542,600		Tencent Holdings Ltd.	26,516,495	4.4
63,567	(1)	Tencent Music Entertainment Group ADR	526,335	0.1
2,500		Thunder Software Technology Co. Ltd. - A Shares	39,455	0.0
8,500	(1)	Tianqi Lithium Corp. - A Shares	93,576	0.0
23,100		Tianshan Aluminum Group Co. Ltd. - A Shares	25,493	0.0
24,100		Tianshui Huatian Technology Co. Ltd. - A Shares	35,509	0.0
9,100	(1)	Tibet Summit Resources Co. Ltd. - A Shares	30,353	0.0
178,000		Tingyi Cayman Islands Holding Corp.	297,875	0.1
13,400		Titan Wind Energy Suzhou Co. Ltd. - A Shares	28,784	0.0
112,800	(1)	Tongcheng Travel Holdings Ltd.	245,538	0.1
16,800		Tongkun Group Co. Ltd. - A Shares	35,115	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

77,400		Tongling Nonferrous Metals Group Co. Ltd. - A Shares	36,232	0.0
25,100		Tongwei Co. Ltd. - A Shares	142,216	0.0
1,900	(1)	Topchoice Medical Corp. - A Shares	35,730	0.0
158,000	(2)	Topsports International Holdings Ltd. - H Shares	144,025	0.0
83,000		Travelsky Technology Ltd. - H Shares	154,659	0.0
11,933		Trina Solar Co. Ltd. - A Shares	90,407	0.0
47,376	(1)	Trip.com Group Ltd. ADR	1,784,654	0.3
4,200		Tsingtao Brewery Co. Ltd. - A Shares	73,707	0.0
54,000		Tsingtao Brewery Co., Ltd. - H Shares	590,232	0.1
4,459		Unigroup Guoxin Microelectronics Co. Ltd. - A Shares	72,129	0.0
105,000		Uni-President China Holdings Ltd.	105,900	0.0
15,900		Unisplendour Corp. Ltd. - A Shares	67,893	0.0
26,000		Vinda International Holdings Ltd.	62,749	0.0
36,738	(1)	Vipshop Holdings Ltd. ADR	557,683	0.1
9,840		Walvax Biotechnology Co. Ltd. - A Shares	49,341	0.0
17,600		Wanhua Chemical Group Co. Ltd. - A Shares	245,304	0.1
426,000		Want Want China Holdings Ltd.	274,084	0.1
5,832	(1)	Weibo Corp. ADR	116,990	0.0
39,400		Weichai Power Co. Ltd. - A Shares	72,357	0.0
177,000		Weichai Power Co. Ltd. - H Shares	284,020	0.1
38,320		Wens Foodstuffs Group Co. Ltd. - A Shares	114,151	0.0
44,500		Western Securities Co. Ltd. - A Shares	41,259	0.0
3,023		Western Superconducting Technologies Co. Ltd. - A Shares	35,952	0.0
7,200		Westone Information Industry, Inc. - A Shares	40,838	0.0
6,260		Will Semiconductor Co. Ltd. Shanghai - A Shares	83,233	0.0
7,600		Wingtech Technology Co. Ltd. - A Shares	61,267	0.0
23,076		Wuhan Guide Infrared Co. Ltd. - A Shares	40,660	0.0
20,300		Wuliangye Yibin Co. Ltd. - A Shares	579,979	0.1
11,230		WUS Printed Circuit Kunshan Co. Ltd. - A Shares	35,151	0.0
14,076		WuXi AppTec Co. Ltd. - A Shares	162,769	0.0
31,141	(2)	WuXi AppTec Co. Ltd. - H Shares	326,134	0.1
309,500	(1),(2)	Wuxi Biologics Cayman, Inc.	1,907,127	0.3
2,200		Wuxi Shangji Automation Co. Ltd. - A Shares	32,730	0.0
62,400		XCMG Construction Machinery Co. Ltd. - A Shares	62,951	0.0
23,300		Xiamen C & D, Inc. - A Shares	40,858	0.0
1,300		Xiamen Faratronic Co. Ltd. - A Shares	27,658	0.0
1,325,800	(1),(2)	Xiaomi Corp. - B Shares	2,040,341	0.4
19,400		Xinjiang Goldwind Science & Technology Co. Ltd. - A Shares	31,201	0.0
430,000		Xinyi Solar Holdings Ltd.	515,483	0.1
75,700	(1),(3)	XPeng, Inc.	420,199	0.1
110,000		Xtep International Holdings Ltd.	140,102	0.0
112,000	(2)	Yadea Group Holdings Ltd.	288,503	0.1
3,300		Yangzhou Yangjie Electronic Technology Co. Ltd. - A Shares	26,451	0.0
14,100		Yankuang Energy Group Co. Ltd. - A Shares	73,057	0.0
134,000		Yankuang Energy Group Co. Ltd. - H Shares	479,780	0.1
7,600		Yantai Jereh Oilfield Services Group Co. Ltd. - A Shares	31,316	0.0
6,000		Yealink Network Technology Corp. Ltd. - A Shares	66,492	0.0
6,200		Yifeng Pharmacy Chain Co. Ltd. - A Shares	52,274	0.0
40,000		Yihai International Holding Ltd.	117,525	0.0
8,500		Yihai Kerry Arawana Holdings Co. Ltd. - A Shares	53,310	0.0
16,020		Yintai Gold Co. Ltd. - A Shares	30,668	0.0
2,900		YongXing Special Materials Technology Co. Ltd. - A Shares	35,561	0.0
20,518		Yonyou Network Technology Co. Ltd. - A Shares	75,232	0.0
1,900	(1)	Youngy Co. Ltd. - A Shares	20,987	0.0
19,900		YTO Express Group Co. Ltd. - A Shares	52,997	0.0
122,200		Yuexiu Property Co. Ltd.	184,769	0.0
36,454		Yum China Holdings, Inc.	2,310,819	0.4
18,254		Yunda Holding Co. Ltd. - A Shares	31,395	0.0
22,800		Yunnan Aluminium Co. Ltd. - A Shares	45,118	0.0
11,800		Yunnan Baiyao Group Co. Ltd. - A Shares	93,920	0.0
1,700		Yunnan Botanee Bio-Technology Group Co. Ltd. - A Shares	31,691	0.0
4,800		Yunnan Energy New Material Co. Ltd. - A Shares	79,650	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

8,800	(1)	Yunnan Yuntianhua Co. Ltd. - A Shares	27,189	0.0
7,990	(1)	Zai Lab Ltd. ADR	265,747	0.1
13,100		Zangge Mining Co. Ltd. - A Shares	46,119	0.0
3,400		Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - A Shares	140,657	0.0
108,500	(1)	Zhaojin Mining Industry Co. Ltd. - H Shares	164,539	0.0
64,680	(1)	Zhejiang Century Huatong Group Co. Ltd. - A Shares	56,764	0.0
13,900		Zhejiang Chint Electrics Co. Ltd. - A Shares	56,604	0.0
16,300		Zhejiang Dahua Technology Co. Ltd. - A Shares	53,659	0.0
108,000		Zhejiang Expressway Co., Ltd. - H Shares	85,925	0.0
12,160		Zhejiang Huahai Pharmaceutical Co. Ltd. - A Shares	35,692	0.0
8,520		Zhejiang Huayou Cobalt Co. Ltd. - A Shares	68,270	0.0
6,600		Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. - A Shares	62,937	0.0
16,780		Zhejiang Juhua Co. Ltd. - A Shares	43,160	0.0
20,712		Zhejiang NHU Co. Ltd. - A Shares	54,098	0.0
4,100		Zhejiang Supor Co. Ltd. - A Shares	32,277	0.0
11,900		Zhejiang Weixing New Building Materials Co. Ltd. - A Shares	42,022	0.0
32,600		Zheshang Securities Co. Ltd. - A Shares	47,839	0.0
62,800	(1),(2),(3)	ZhongAn Online P&C Insurance Co. Ltd. - H Shares	197,347	0.1
4,200		Zhongji Innolight Co. Ltd. - A Shares	35,998	0.0
53,500		Zhongsheng Group Holdings Ltd.	263,615	0.1
44,100		Zhongtai Securities Co. Ltd. - A Shares	43,056	0.0
53,600		Zhuzhou CRRC Times Electric Co., Ltd. - H Shares	233,206	0.1
19,180		Zhuzhou Kibing Group Co. Ltd. - A Shares	29,159	0.0
121,700		Zijin Mining Group Co. Ltd. - A Shares	218,685	0.1
478,000		Zijin Mining Group Co., Ltd. - H Shares	797,476	0.2
48,700		Zoomlion Heavy Industry Science and Technology Co. Ltd. - A Shares	44,030	0.0
24,800		ZTE Corp. - A Shares	117,538	0.0
65,440		ZTE Corp. - H Shares	191,797	0.1
36,002		ZTO Express Cayman, Inc. ADR	1,031,817	0.2
			186,508,012	31.2

		Colombia: 0.0%
21,470		Bancolombia SA	161,313	0.0
37,264		Interconexion Electrica SA ESP	121,226	0.0
			282,539	0.0

		Czech Republic: 0.2%
14,173		CEZ AS	688,350	0.1
6,718		Komercni Banka AS	222,909	0.1
29,066	(2)	Moneta Money Bank AS	116,650	0.0
			1,027,909	0.2

		Egypt: 0.1%
231,409		Commercial International Bank Egypt SAE	383,012	0.1
71,073		Eastern Co. SAE	40,468	0.0
46,624	(1)	Egyptian Financial Group-Hermes Holding	25,385	0.0
			448,865	0.1

		Greece: 0.4%
209,212	(1)	Alpha Services and Holdings SA	257,129	0.1
242,582	(1)	Eurobank Ergasias Services and Holdings SA	321,419	0.1
4,349	(1),(4)	FF Group	–	–
19,043		Hellenic Telecommunications Organization SA	278,901	0.1
10,820		Jumbo SA	229,602	0.0
1,728		Motor Oil Hellas Corinth Refineries SA	44,354	0.0
8,322		Mytilineos SA	237,247	0.0
51,099	(1)	National Bank of Greece SA	248,803	0.0
17,923		OPAP S.A.	287,468	0.1
18,559	(1)	Public Power Corp.	161,535	0.0
4,578		Terna Energy SA	97,532	0.0
			2,163,990	0.4

		Hungary: 0.2%
36,753		MOL Hungarian Oil & Gas PLC	269,172	0.1
18,857		OTP Bank Nyrt	538,358	0.1
12,829		Richter Gedeon Nyrt	267,859	0.0
			1,075,389	0.2

		India: 12.4%
4,705		ABB India Ltd.	193,042	0.0
5,464		ACC Ltd.	111,203	0.0
15,091		Adani Enterprises Ltd.	322,926	0.1
27,990	(1)	Adani Green Energy Ltd.	300,497	0.1
47,846		Adani Ports & Special Economic Zone, Ltd.	369,527	0.1
68,253	(1)	Adani Power Ltd.	159,368	0.0
24,500		Adani Total Gas Ltd.	258,356	0.0
24,888	(1)	Adani Transmissions Ltd.	301,121	0.1
54,225		Ambuja Cements Ltd.	242,106	0.0
8,991		Apollo Hospitals Enterprise Ltd.	472,843	0.1
32,831		Asian Paints Ltd.	1,106,132	0.2
13,164	(2)	AU Small Finance Bank Ltd.	93,131	0.0
23,182		Aurobindo Pharma Ltd.	146,501	0.0
13,867	(1),(2)	Avenue Supermarts Ltd.	575,424	0.1
196,399		Axis Bank Ltd.	2,057,627	0.3
6,079		Bajaj Auto Ltd.	287,565	0.1
23,860		Bajaj Finance Ltd.	1,637,146	0.3

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

34,563		Bajaj Finserv Ltd.	534,770	0.1
2,346		Bajaj Holdings and Investment Ltd.	169,367	0.0
6,675		Balkrishna Industries Ltd.	158,931	0.0
54,620	(1),(2)	Bandhan Bank Ltd.	130,583	0.0
44,478		Bank of Baroda	91,740	0.0
20,889		Berger Paints India Ltd.	148,142	0.0
340,005		Bharat Electronics Ltd.	404,668	0.1
22,934		Bharat Forge Ltd.	215,597	0.0
80,678		Bharat Petroleum Corp. Ltd.	338,652	0.1
191,621		Bharti Airtel Ltd.	1,747,489	0.3
9,727		Britannia Industries Ltd.	512,714	0.1
37,304		Cholamandalam Investment and Finance Co. Ltd.	346,616	0.1
44,483		Cipla Ltd.	488,230	0.1
141,842		Coal India Ltd.	369,753	0.1
10,511		Colgate-Palmolive India Ltd.	193,005	0.0
23,731		Container Corp. Of India Ltd.	167,940	0.0
32,297		Crompton Greaves Ltd.	118,163	0.0
56,306		Dabur India Ltd.	373,872	0.1
11,932		Divis Laboratories Ltd.	410,861	0.1
54,667		DLF Ltd.	238,209	0.0
10,537		Dr Reddys Laboratories Ltd.	594,167	0.1
12,392		Eicher Motors Ltd.	445,262	0.1
207,119		GAIL India Ltd.	265,807	0.0
37,131	(1)	Godrej Consumer Products Ltd.	438,261	0.1
10,388	(1)	Godrej Properties Ltd.	130,804	0.0
24,119		Grasim Industries Ltd.	480,087	0.1
22,965		Havells India Ltd.	332,978	0.1
81,360		HCL Technologies Ltd.	1,080,102	0.2
86,918	(2)	HDFC Life Insurance Co., Ltd.	528,564	0.1
10,020		Hero Motocorp Ltd.	286,903	0.1
120,590		Hindalco Industries Ltd.	597,900	0.1
58,348		Hindustan Petroleum Corp. Ltd.	168,545	0.0
70,743		Hindustan Unilever Ltd.	2,209,255	0.4
150,564		Housing Development Finance Corp.	4,828,297	0.8
446,612		ICICI Bank Ltd.	4,772,694	0.8
21,694	(2)	ICICI Lombard General Insurance Co. Ltd.	282,740	0.0
30,924	(2)	ICICI Prudential Life Insurance Co. Ltd.	164,327	0.0
77,689		Indian Hotels Co. Ltd.	307,559	0.1
261,148		Indian Oil Corp. Ltd.	248,066	0.0
20,515		Indian Railway Catering & Tourism Corp. Ltd.	143,380	0.0
27,776		Indraprastha Gas Ltd.	145,169	0.0
53,359		Indus Towers Ltd.	93,022	0.0
6,451		Info Edge India Ltd.	293,416	0.1
292,115		Infosys Ltd.	5,107,088	0.9
8,825	(1),(2)	InterGlobe Aviation Ltd.	205,614	0.0
253,594		ITC Ltd.	1,186,537	0.2
32,445		Jindal Steel & Power Ltd.	216,512	0.0
64,468		JSW Steel Ltd.	541,316	0.1
34,641		Jubilant Foodworks Ltd.	186,061	0.0
47,019		Kotak Mahindra Bank Ltd.	993,834	0.2
59,117		Larsen & Toubro Ltd.	1,560,471	0.3
8,003	(2)	LTIMindtree Ltd	466,033	0.1
17,684		Lupin Ltd.	139,735	0.0
75,162		Mahindra & Mahindra Ltd.	1,062,147	0.2
45,681		Marico Ltd.	267,150	0.0
10,287		Maruti Suzuki India Ltd.	1,040,310	0.2
7,353		Mphasis Ltd.	161,647	0.0
167		MRF Ltd.	171,046	0.0
9,872		Muthoot Finance Ltd.	118,050	0.0
2,884		Nestle India Ltd.	692,470	0.1
335,883		NTPC Ltd.	717,091	0.1
229,568		Oil & Natural Gas Corp., Ltd.	423,078	0.1
544		Page Industries Ltd.	251,292	0.0
70,248		Petronet LNG Ltd.	195,971	0.0
6,912		PI Industries Ltd.	255,407	0.0
13,897		Pidilite Industries Ltd.	398,640	0.1
268,804		Power Grid Corp. of India Ltd.	740,039	0.1
264,592		Reliance Industries Ltd.	7,523,565	1.3
169,943		Samvardhana Motherson International Ltd.	139,220	0.0
20,416		SBI Cards & Payment Services Ltd.	184,259	0.0
40,591	(2)	SBI Life Insurance Co. Ltd.	544,562	0.1
981		Shree Cement Ltd.	313,272	0.1
20,626		Shriram Finance Ltd.	317,087	0.1
6,488		Siemens, Ltd.	263,252	0.0
13,557		SRF Ltd.	398,976	0.1
150,724		State Bank of India	963,510	0.2
82,043		Sun Pharmaceutical Industries Ltd.	983,062	0.2
78,637		Tata Consultancy Services Ltd.	3,082,401	0.5
50,681		Tata Consumer Products Ltd.	437,964	0.1
3,017		Tata Elxsi Ltd.	219,683	0.0
145,837	(1)	Tata Motors Ltd.	751,369	0.1
131,931		Tata Power Co. Ltd.	306,596	0.1
633,254		Tata Steel Ltd.	808,964	0.1
51,107		Tech Mahindra Ltd.	688,956	0.1
30,534		Titan Co., Ltd.	937,829	0.2
9,133		Torrent Pharmaceuticals Ltd.	171,068	0.0
16,851		Trent Ltd.	282,686	0.0
9,612		Tube Investments of India Ltd.	298,655	0.1
19,514		TVS Motor Co. Ltd.	256,492	0.0
8,666		Ultratech Cement Ltd.	805,276	0.1
24,608	(1)	United Spirits Ltd.	227,070	0.0
45,532		UPL Ltd.	398,362	0.1
20,459		Varun Beverages Ltd.	346,164	0.1
66,748		Vedanta Ltd.	223,599	0.0
122,734		Wipro Ltd.	547,564	0.1
1,026,004	(1)	Yes Bank Ltd.	188,411	0.0
260,898	(1)	Zomato Ltd.	163,145	0.0
			74,501,680	12.4

		Indonesia: 1.8%
1,307,200		Adaro Energy Indonesia Tbk PT	253,399	0.0
677,000		Aneka Tambang Tbk	94,500	0.0
1,738,900		Astra International Tbk PT	696,762	0.1
4,765,000		Bank Central Asia Tbk PT	2,787,735	0.5
1,600,700		Bank Mandiri Persero TBK PT	1,102,316	0.2
685,600		Bank Negara Indonesia Persero Tbk PT	429,007	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

5,869,338		Bank Rakyat Indonesia	1,859,716	0.3
2,394,696		Barito Pacific Tbk PT	132,035	0.0
638,100		Charoen Pokphand Indonesia Tbk PT	212,598	0.0
230,600		Indah Kiat Pulp & Paper Tbk PT	115,573	0.0
192,500		Indofood CBP Sukses Makmur TBK PT	128,177	0.0
384,800		Indofood Sukses Makmur Tbk PT	159,310	0.0
1,925,300		Kalbe Farma Tbk PT	269,833	0.1
1,110,256	(1)	Merdeka Copper Gold Tbk PT	310,923	0.1
1,671,500		Sarana Menara Nusantara Tbk PT	103,398	0.0
285,587		Semen Indonesia Persero Tbk PT	120,237	0.0
1,503,400		Sumber Alfaria Trijaya Tbk PT	289,255	0.1
4,283,900		Telkom Indonesia Persero Tbk PT	1,163,263	0.2
650,500		Unilever Indonesia Tbk PT	188,727	0.0
156,100		United Tractors Tbk PT	303,364	0.1
199,000	(1)	Vale Indonesia Tbk PT	88,424	0.0
			10,808,552	1.8

		Kuwait: 0.8%
131,031		Agility Public Warehousing Co. KSC	266,748	0.0
118,294		Boubyan Bank KSCP	248,112	0.0
142,755		Gulf Bank KSCP	139,015	0.0
635,649		Kuwait Finance House KSCP	1,719,865	0.3
54,766		Mabanee Co. KPSC	130,335	0.0
203,489		Mobile Telecommunications Co. KSCP	358,960	0.1
618,443		National Bank of Kuwait SAKP	2,133,569	0.4
			4,996,604	0.8

		Malaysia: 1.4%
171,400		AMMB Holdings Bhd	146,044	0.0
240,900		Axiata Group Bhd	164,774	0.0
290,300		CELCOMDIGI BHD	285,913	0.1
629,800		CIMB Group Holdings Bhd	759,000	0.1
315,242		Dialog Group BHD	169,001	0.0
67,200		Gamuda BHD	62,264	0.0
198,600		Genting Bhd	210,208	0.1
276,300		Genting Malaysia BHD	166,252	0.0
47,800		HAP Seng Consolidated Bhd	55,298	0.0
60,972		Hong Leong Bank BHD	279,668	0.1
20,092		Hong Leong Financial Group Bhd	81,889	0.0
156,200		IHH Healthcare Bhd	203,471	0.0
253,600		Inari Amertron Bhd	142,355	0.0
218,900		IOI Corp. Bhd	189,533	0.0
37,600		Kuala Lumpur Kepong Bhd	177,460	0.0
433,600		Malayan Banking BHD	842,722	0.2
58,000	(1)	Malaysia Airports Holdings Bhd	89,375	0.0
219,200		Maxis Bhd	205,504	0.1
129,300		MISC Bhd	211,963	0.1
177,500	(2)	MR DIY Group M Bhd	62,492	0.0
6,200		Nestle Malaysia Bhd	192,639	0.0
218,900		Petronas Chemicals Group Bhd	351,770	0.1
25,700		Petronas Dagangan BHD	124,186	0.0
72,900		Petronas Gas BHD	272,270	0.1
57,280		PPB Group Bhd	214,971	0.0
340,000		Press Metal Aluminium Holdings Bhd	376,580	0.1
1,276,800		Public Bank BHD	1,158,706	0.2
98,200		QL Resources Bhd	129,301	0.0
139,776		RHB Bank Bhd	176,852	0.0
251,400		Sime Darby Bhd	122,567	0.0
177,800		Sime Darby Plantation Bhd	172,626	0.0
100,100		Telekom Malaysia BHD	111,267	0.0
234,500		Tenaga Nasional BHD	490,727	0.1
429,200	(1)	Top Glove Corp. Bhd	91,727	0.0
			8,491,375	1.4

		Mexico: 2.6%
254,592		Alfa SA de CV	161,769	0.0
2,375,793		America Movil SAB de CV	2,504,998	0.4
37,674		Arca Continental SAB de CV	341,575	0.1
70,822	(2)	Banco del Bajio SA	257,624	0.0
1,326,827	(1)	Cemex SA de CV - Unit	730,417	0.1
47,392		Coca-Cola Femsa SAB de CV - Unit	380,898	0.1
286,860		Fibra Uno Administracion SA de CV	401,636	0.1
167,430		Fomento Economico Mexicano SAB de CV - Unit	1,593,930	0.3
18,077		Gruma SAB de CV	267,794	0.1
32,011		Grupo Aeroportuario del Pacifico SA de CV	624,463	0.1
17,661		Grupo Aeroportuario del Sureste SA de CV	540,219	0.1
115,629		Grupo Bimbo SAB de CV	581,225	0.1
39,659		Grupo Carso SAB de CV	197,239	0.0
224,108		Grupo Financiero Banorte	1,886,885	0.3
193,388	(1)	Grupo Financiero Inbursa SA	415,537	0.1
268,202		Grupo Mexico SA de CV Series B	1,268,676	0.2
210,403		Grupo Televisa S.A. - Unit	222,896	0.0
12,493	(1)	Industrias Penoles, S.A. de C.V.	185,939	0.0
135,451		Kimberly-Clark de Mexico SA de CV	285,560	0.1
104,838		Operadora De Sites Mexicanos SAB de CV	104,547	0.0
88,482		Orbia Advance Corp. SAB de CV	192,431	0.0
21,270		Promotora y Operadora de Infraestructura SAB de CV	212,181	0.0
7,313		Southern Copper Corp.	557,616	0.1
438,821		Wal-Mart de Mexico SAB de CV	1,753,336	0.3
			15,669,391	2.6

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

		Peru: 0.2%
19,077	(3)	Cia de Minas Buenaventura SAA ADR	156,050	0.0
6,112		Credicorp Ltd.	809,168	0.2
			965,218	0.2

		Philippines: 0.7%
146,950		Aboitiz Equity Ventures, Inc.	131,270	0.0
95,595		ACEN Corp.	10,821	0.0
22,885		Ayala Corp.	275,010	0.1
669,390		Ayala Land, Inc.	328,072	0.1
179,016		Bank of the Philippine Islands	338,458	0.1
207,089		BDO Unibank, Inc.	491,148	0.1
92,640		International Container Terminal Services, Inc.	363,741	0.1
271,969		JG Summit Holdings, Inc.	240,080	0.0
39,870		Jollibee Foods Corp.	164,361	0.0
21,040		Manila Electric Co.	120,577	0.0
164,382		Metropolitan Bank & Trust Co.	177,293	0.0
509,800	(2)	Monde Nissin Corp.	92,220	0.0
7,715		PLDT, Inc.	202,040	0.0
22,112		SM Investments Corp.	362,953	0.1
1,015,300		SM Prime Holdings, Inc.	614,309	0.1
77,720		Universal Robina Corp.	206,500	0.0
			4,118,853	0.7

		Poland: 0.6%
32,133	(1),(2),(3)	Allegro.eu SA	219,401	0.0
16,800		Bank Polska Kasa Opieki SA	334,207	0.1
5,547	(3)	CD Projekt SA	143,595	0.0
19,373		Cyfrowy Polsat SA	75,276	0.0
4,209	(1),(2)	Dino Polska SA	382,305	0.1
12,786		KGHM Polska Miedz SA	363,161	0.1
100		LPP SA	222,025	0.0
1,111	(1)	mBank SA	79,245	0.0
71,941	(1)	PGE Polska Grupa Energetyczna SA	104,769	0.0
55,120		Polski Koncern Naftowy Orlen	744,009	0.1
77,048		Powszechna Kasa Oszczednosci Bank Polski SA	511,337	0.1
55,313		Powszechny Zaklad Ubezpieczen SA	450,400	0.1
3,109		Santander Bank Polska SA	210,571	0.0
			3,840,301	0.6

		Qatar: 0.9%
169,811		Barwa Real Estate Co.	121,917	0.0
293,916		Commercial Bank PQSC	470,838	0.1
134,844		Industries Qatar QSC	483,200	0.1
506,112		Masraf Al Rayan	413,048	0.1
387,023		Mesaieed Petrochemical Holding Co.	204,977	0.0
70,246		Ooredoo QPSC	181,417	0.0
37,415		Qatar Electricity & Water Co. QSC	173,404	0.0
53,698		Qatar Fuel QSC	256,649	0.1
229,945		Qatar Gas Transport Co. Ltd.	219,020	0.0
89,547		Qatar International Islamic Bank QSC	243,887	0.1
145,206		Qatar Islamic Bank SAQ	711,679	0.1
397,999		Qatar National Bank QPSC	1,758,416	0.3
			5,238,452	0.9

		Russia: –%
292,495	(1),(4)	Alrosa PJSC	–	–
1,334,323	(4)	Gazprom PJSC	–	–
4,339,761	(4)	Inter RAO UES PJSC	–	–
46,982	(4)	Lukoil PJSC	–	–
7,931	(1),(4)	Magnit OJSC	–	–
2	(4)	Magnit PJSC GDR	–	–
7,016	(4)	MMC Norilsk Nickel OJSC	–	–
98,282	(4)	Mobile Telesystems OJSC	–	–
170,929	(1),(4)	Moscow Exchange MICEX-RTS PJ	–	–
101,990	(4)	Novatek PJSC	–	–
166,658	(1),(4)	Novolipetsk Steel PJSC	–	–
5,981	(1),(4)	Ozon Holdings PLC ADR	–	–
5,194	(4)	PhosAgro PJSC	–	–
100	(1),(4)	PhosAgro PJSC NPV	–	–
40,645	(1),(4)	Polymetal International PLC	–	–
3,794	(1),(4)	Polyus PJSC	–	–
126,916	(4)	Rosneft Oil Co. PJSC	–	–
1,201,542	(1),(4),(5)	Sberbank of Russia PJSC	–	–
23,691	(1),(4)	Severstal PAO	–	–
770,779	(4)	Surgutneftegas PJSC	–	–
160,492	(4)	Tatneft PJSC	–	–
13,582	(1),(4)	TCS Group Holding PLC GDR	–	–
344,289	(4)	United Co. RUSAL International PJSC	–	–
13,851	(1),(4)	VK Co. Ltd. GDR	–	–
377,182,805	(1),(4),(5)	VTB Bank PJSC	–	–
2,448	(1),(4)	X5 Retail Group N.V. - FIVEL GDR	–	–
10,806	(1),(4)	X5 Retail Group NV - FIVE GDR	–	–
34,476	(1),(4)	Yandex NV	–	–
			–	–

		Saudi Arabia: 3.7%
7,250		ACWA Power Co.	272,579	0.1
11,296		Advanced Petrochemical Co.	144,396	0.0
169,498		Al Rajhi Bank	3,336,748	0.6
86,934		Alinma Bank	685,523	0.1
22,245		Almarai Co. JSC	335,146	0.1
54,874		Arab National Bank	378,852	0.1
2,000		Arabian Internet & Communications Services Co.	132,923	0.0
44,493	(1)	Bank AlBilad	474,814	0.1
35,487		Bank Al-Jazira	172,958	0.0
52,950		Banque Saudi Fransi	513,691	0.1
6,801		Bupa Arabia for Cooperative Insurance Co.	314,893	0.0
3,064		Dallah Healthcare Co.	126,008	0.0
46,521	(1)	Dar Al Arkan Real Estate Development Co.	199,683	0.0
7,728		Dr Sulaiman Al Habib Medical Services Group Co.	601,558	0.1
2,161		Elm Co.	255,382	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

27,601	(1)	Emaar Economic City	59,418	0.0
35,076		Etihad Etisalat Co.	386,738	0.1
5,281		Jarir Marketing Co.	230,015	0.0
41,964	(1)	Mobile Telecommunications Co. Saudi Arabia	145,720	0.0
4,370		Mouwasat Medical Services Co.	274,442	0.1
3,298		Nahdi Medical Co.	162,828	0.0
27,032	(1)	National Industrialization Co.	88,465	0.0
33,361	(1)	Rabigh Refining & Petrochemical Co.	89,659	0.0
116,244		Riyad Bank	925,355	0.2
18,425		SABIC Agri-Nutrients Co.	628,130	0.1
32,666		Sahara International Petrochemical Co.	331,459	0.1
74,181	(1)	Saudi Arabian Mining Co.	1,273,136	0.2
203,987	(2)	Saudi Arabian Oil Co.	1,758,204	0.3
77,865		Saudi Basic Industries Corp.	1,879,004	0.3
80,397		Saudi British Bank/The	757,494	0.1
74,583		Saudi Electricity Co.	465,416	0.1
33,077		Saudi Industrial Investment Group	220,853	0.0
43,355		Saudi Investment Bank/The	192,480	0.0
65,143	(1)	Saudi Kayan Petrochemical Co.	210,753	0.0
189,515		Saudi National Bank	2,320,751	0.4
3,136	(1)	Saudi Research & Media Group	165,155	0.0
4,104		Saudi Tadawul Group Holding Co.	158,297	0.0
129,613		Saudi Telecom Co.	1,386,340	0.2
21,951		Savola Group/The	163,975	0.0
23,232		Yanbu National Petrochemical Co.	261,816	0.1
			22,481,057	3.7

		Singapore: 0.0%
17,300	(2)	BOC Aviation Ltd.	134,158	0.0

		South Africa: 3.4%
73,656		Absa Group Ltd.	752,859	0.1
9,522	(3)	African Rainbow Minerals Ltd.	123,355	0.0
4,698	(3)	Anglo American Platinum Ltd.	252,196	0.0
35,933	(3)	AngloGold Ashanti Ltd.	875,144	0.2
34,670		Aspen Pharmacare Holdings Ltd.	358,483	0.1
28,855	(3)	Bid Corp. Ltd.	645,814	0.1
27,227	(3)	Bidvest Group Ltd.	387,524	0.1
7,465		Capitec Bank Holdings Ltd.	707,588	0.1
22,054	(3)	Clicks Group Ltd.	318,492	0.1
45,896	(1)	Discovery Ltd.	359,461	0.1
22,289		Exxaro Resources Ltd.	232,965	0.0
438,059	(3)	FirstRand Ltd.	1,484,757	0.3
28,508		Foschini Group Ltd./The	145,525	0.0
76,324	(3)	Gold Fields Ltd.	1,022,407	0.2
314,573		Growthpoint Properties Ltd.	230,740	0.0
50,432		Harmony Gold Mining Co., Ltd.	209,048	0.0
73,273	(3)	Impala Platinum Holdings Ltd.	674,430	0.1
5,350	(3)	Kumba Iron Ore Ltd.	135,270	0.0
23,131		Mr Price Group Ltd.	187,334	0.0
145,132	(3)	MTN Group Ltd.	1,039,791	0.2
34,465		MultiChoice Group	238,787	0.0
18,860		Naspers Ltd.	3,494,652	0.6
41,619		Nedbank Group Ltd.	506,885	0.1
40,911		NEPI Rockcastle NV	237,378	0.0
30,534	(1)	Northam Platinum Holdings Ltd.	248,251	0.0
416,064		Old Mutual Ltd.	275,804	0.0
27,458		OUTsurance Group Ltd.	53,867	0.0
14,911	(1),(2)	Pepco Group NV	143,620	0.0
176,428	(2)	Pepkor Holdings Ltd.	170,829	0.0
12,915		Reinet Investments SCA	264,799	0.1
49,301		Remgro Ltd.	372,229	0.1
162,961	(3)	Sanlam Ltd.	515,929	0.1
49,459		Sasol Ltd.	668,371	0.1
44,301		Shoprite Holdings Ltd.	552,851	0.1
249,435	(3)	Sibanye Stillwater Ltd.	515,037	0.1
114,336		Standard Bank Group Ltd.	1,108,583	0.2
57,686		Vodacom Group Pty Ltd.	395,394	0.1
88,159	(3)	Woolworths Holdings Ltd./South Africa	316,541	0.1
			20,222,990	3.4

		South Korea: 10.9%
2,592		Amorepacific Corp.	273,575	0.1
612		BGF retail Co. Ltd.	85,255	0.0
8,210		Celltrion Healthcare Co. Ltd.	382,452	0.1
1,670	(1)	Celltrion Pharm, Inc.	107,121	0.0
8,838		Celltrion, Inc.	1,021,568	0.2
5,595		Cheil Worldwide, Inc.	80,161	0.0
708	(1)	CJ CheilJedang Corp.	177,375	0.0
1,195		CJ Corp.	95,790	0.0
4,800		Coway Co. Ltd.	193,726	0.0
4,106		DB Insurance Co. Ltd.	236,228	0.0
4,223		Doosan Bobcat, Inc.	142,034	0.0
37,164	(1)	Doosan Enerbility Co. Ltd.	488,036	0.1
4,149		Ecopro BM Co. Ltd.	718,999	0.1
1,763		E-Mart, Inc.	143,383	0.0
1,462		F&F Co. Ltd. / New	157,307	0.0
3,910		GS Holdings Corp.	121,288	0.0
25,692		Hana Financial Group, Inc.	804,647	0.1
6,379		Hankook Tire & Technology Co. Ltd.	170,626	0.0
581		Hanmi Pharm Co. Ltd.	114,526	0.0
14,296		Hanon Systems Corp.	96,734	0.0
12,372	(1)	Hanwha Galleria Co. Ltd.	20,242	0.0
10,970	(1)	Hanwha Solutions Corp.	452,494	0.1
4,311		HD Hyundai Co. Ltd.	192,618	0.0
9,884	(1)	HLB, Inc.	265,912	0.1
24,426		HMM Co. Ltd.	384,088	0.1
2,762		Hotel Shilla Co. Ltd.	173,576	0.0
1,663	(1)	HYBE Co. Ltd.	242,836	0.1
6,825		Hyundai Engineering & Construction Co. Ltd.	191,939	0.0
1,622		Hyundai Glovis Co., Ltd.	198,087	0.0
1,437	(1)	Hyundai Heavy Industries Co. Ltd.	111,079	0.0
1,992	(1)	Hyundai Mipo Dockyard Co., Ltd.	107,742	0.0
5,323		Hyundai Mobis Co. Ltd.	884,096	0.2
12,240		Hyundai Motor Co.	1,741,417	0.3
7,798		Hyundai Steel Co.	208,455	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

22,542		Industrial Bank Of Korea	175,312	0.0
26,922		Kakao Corp.	1,274,994	0.2
2,787	(1)	Kakao Games Corp.	90,324	0.0
12,869		KakaoBank Corp.	240,524	0.1
1,660	(1)	Kakaopay Corp.	71,572	0.0
7,899		Kangwon Land, Inc.	121,158	0.0
33,648		KB Financial Group, Inc.	1,228,899	0.2
22,659		Kia Corp.	1,414,105	0.2
6,610		Korea Aerospace Industries Ltd.	241,387	0.1
23,573	(1)	Korea Electric Power Corp.	326,688	0.1
3,583		Korea Investment Holdings Co., Ltd.	152,087	0.0
3,776	(1)	Korea Shipbuilding & Offshore Engineering Co. Ltd.	225,801	0.0
815		Korea Zinc Co., Ltd.	346,753	0.1
16,653		Korean Air Lines Co. Ltd.	297,326	0.1
2,676	(1)	Krafton, Inc.	380,613	0.1
9,878		KT&G Corp.	634,839	0.1
1,535		Kumho Petrochemical Co. Ltd.	169,792	0.0
2,073		L&F Co. Ltd.	502,562	0.1
4,314		LG Chem Ltd.	2,369,223	0.4
8,608		LG Corp.	548,125	0.1
20,789	(1)	LG Display Co., Ltd.	264,041	0.1
9,331		LG Electronics, Inc.	832,733	0.1
3,003	(1)	LG Energy Solution Ltd.	1,353,011	0.2
851		LG H&H Co. Ltd.	393,161	0.1
1,305		LG Innotek Co. Ltd.	273,675	0.1
18,433		LG Uplus Corp.	153,570	0.0
1,852		Lotte Chemical Corp.	272,087	0.1
1,888		Lotte Energy Materials Corp.	100,438	0.0
886		Lotte Shopping Co. Ltd.	55,912	0.0
6,268		Meritz Financial Group, Inc.	186,728	0.0
20,406		Meritz Securities Co. Ltd.	95,775	0.0
21,885		Mirae Asset Securities Co. Ltd.	109,016	0.0
11,388		NAVER Corp.	1,784,397	0.3
1,498		NCSoft Corp.	429,283	0.1
1,611	(1),(2)	Netmarble Corp.	82,595	0.0
11,075		NH Investment & Securities Co., Ltd.	75,076	0.0
2,093		Orion Corp./Republic of Korea	219,670	0.0
21,619		Pan Ocean Co. Ltd.	96,913	0.0
2,191	(1)	Pearl Abyss Corp.	78,589	0.0
2,393		POSCO Chemical Co., Ltd.	504,370	0.1
6,231		POSCO Holdings, Inc.	1,762,883	0.3
1,165		S-1 Corp.	49,512	0.0
1,506	(1),(2)	Samsung Biologics Co. Ltd.	912,883	0.2
7,657		Samsung C&T Corp.	637,664	0.1
5,121		Samsung Electro-Mechanics Co. Ltd.	604,643	0.1
415,722		Samsung Electronics Co., Ltd. 005930	20,557,853	3.4
14,222	(1)	Samsung Engineering Co. Ltd.	347,574	0.1
2,847		Samsung Fire & Marine Insurance Co. Ltd.	450,032	0.1
55,050	(1)	Samsung Heavy Industries Co., Ltd.	219,487	0.0
7,335		Samsung Life Insurance Co. Ltd.	353,722	0.1
4,772		Samsung SDI Co., Ltd.	2,710,682	0.5
3,171		Samsung SDS Co. Ltd.	283,582	0.1
5,327		Samsung Securities Co. Ltd.	130,209	0.0
3,442		SD Biosensor, Inc.	56,010	0.0
39,723		Shinhan Financial Group Co., Ltd.	1,079,088	0.2
2,618	(1)	SK Biopharmaceuticals Co. Ltd.	127,577	0.0
1,863	(1)	SK Bioscience Co. Ltd.	103,682	0.0
47,208		SK Hynix, Inc.	3,230,677	0.5
2,013	(1),(2)	SK IE Technology Co. Ltd.	111,073	0.0
4,912	(1)	SK Innovation Co. Ltd.	680,547	0.1
8,939	(1)	SK Square Co. Ltd.	274,385	0.1
3,413		SK, Inc.	454,754	0.1
1,784		SKC Co., Ltd.	157,673	0.0
4,116		S-Oil Corp.	253,539	0.1
50,420		Woori Financial Group, Inc.	443,529	0.1
4,926		Yuhan Corp.	191,782	0.0
			65,143,578	10.9

		Taiwan: 14.5%
45,000		Accton Technology Corp.	472,956	0.1
267,462		Acer, Inc.	247,900	0.0
37,659		Advantech Co. Ltd.	460,714	0.1
12,603		Airtac International Group	492,896	0.1
274,243		ASE Technology Holding Co. Ltd.	1,017,733	0.2
210,356		Asia Cement Corp.	299,540	0.1
62,000		Asustek Computer, Inc.	556,265	0.1
597,400		AUO Corp.	362,944	0.1
60,000		Catcher Technology Co., Ltd.	375,078	0.1
727,545		Cathay Financial Holding Co., Ltd.	1,001,719	0.2
123,914		Chailease Holding Co. Ltd.	911,308	0.2
416,228		Chang Hwa Commercial Bank Ltd.	237,621	0.0
152,650		Cheng Shin Rubber Industry Co. Ltd.	183,564	0.0
254,000		China Airlines Ltd.	163,558	0.0
1,362,100		China Development Financial Holding Corp.	563,609	0.1
1,006,535		China Steel Corp.	1,022,595	0.2
323,000		Chunghwa Telecom Co., Ltd.	1,269,679	0.2
385,000		Compal Electronics, Inc.	319,744	0.1
1,492,170		CTBC Financial Holding Co. Ltd.	1,074,557	0.2
167,703		Delta Electronics, Inc.	1,663,889	0.3
76,000		E Ink Holdings, Inc.	463,877	0.1
1,089,700		E.Sun Financial Holding Co., Ltd.	907,471	0.2
17,386		Eclat Textile Co. Ltd.	283,877	0.0
5,000		eMemory Technology, Inc.	307,790	0.1
235,000		Eva Airways Corp.	208,546	0.0
88,656		Evergreen Marine Corp. Taiwan Ltd.	464,324	0.1
291,685		Far Eastern New Century Corp.	300,209	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

144,000		Far EasTone Telecommunications Co., Ltd.	355,881	0.1
38,891		Feng TAY Enterprise Co., Ltd.	247,558	0.0
888,393		First Financial Holding Co., Ltd.	773,249	0.1
309,600		Formosa Chemicals & Fibre Co.	702,689	0.1
102,000		Formosa Petrochemical Corp.	285,169	0.0
351,600		Formosa Plastics Corp.	1,061,482	0.2
633,332		Fubon Financial Holding Co., Ltd.	1,178,698	0.2
28,015		Giant Manufacturing Co., Ltd.	162,874	0.0
19,000		Globalwafers Co. Ltd.	324,788	0.1
1,076,170		HON HAI Precision Industry Co., Ltd.	3,683,724	0.6
27,000		Hotai Motor Co. Ltd.	569,836	0.1
764,320		Hua Nan Financial Holdings Co. Ltd.	562,274	0.1
829,962		Innolux Corp.	398,208	0.1
229,000		Inventec Co., Ltd.	240,698	0.0
9,000		Largan Precision Co. Ltd.	645,248	0.1
180,538		Lite-On Technology Corp.	434,584	0.1
130,820		MediaTek, Inc.	3,391,656	0.6
946,921		Mega Financial Holdings Co., Ltd.	1,026,264	0.2
61,000		Micro-Star International Co., Ltd.	289,942	0.0
6,000		momo.com, Inc.	178,746	0.0
405,890		Nan Ya Plastics Corp.	1,033,929	0.2
19,000		Nan Ya Printed Circuit Board Corp.	178,105	0.0
108,000		Nanya Technology Corp.	236,878	0.0
15,000		Nien Made Enterprise Co. Ltd.	161,549	0.0
49,000		Novatek Microelectronics Corp., Ltd.	696,316	0.1
6,000		Parade Technologies Ltd.	207,731	0.0
179,000		Pegatron Corp.	410,743	0.1
18,000	(1)	PharmaEssentia Corp.	253,307	0.0
192,000		Pou Chen Corp.	197,338	0.0
261,000		Powerchip Semiconductor Manufacturing Corp.	285,138	0.0
50,000		President Chain Store Corp.	443,126	0.1
229,000		Quanta Computer, Inc.	670,865	0.1
39,760		Realtek Semiconductor Corp.	507,511	0.1
148,578		Ruentex Development Co. Ltd.	173,037	0.0
337,152		Shanghai Commercial & Savings Bank Ltd./The	520,375	0.1
1,207,529		Shin Kong Financial Holding Co., Ltd.	334,896	0.1
947,598		SinoPac Financial Holdings Co., Ltd.	518,099	0.1
125,800		Synnex Technology International Corp.	253,814	0.0
955,057		Taishin Financial Holdings Co., Ltd.	522,639	0.1
551,000		Taiwan Business Bank	244,038	0.0
522,389		Taiwan Cement Corp.	624,777	0.1
824,552		Taiwan Cooperative Financial Holding Co. Ltd.	708,077	0.1
169,000		Taiwan High Speed Rail Corp.	167,986	0.0
151,000		Taiwan Mobile Co., Ltd.	501,029	0.1
2,144,000		Taiwan Semiconductor Manufacturing Co., Ltd.	37,572,789	6.3
111,000		Unimicron Technology Corp.	541,377	0.1
407,209		Uni-President Enterprises Corp.	962,637	0.2
1,006,000		United Microelectronics Corp.	1,760,432	0.3
80,000		Vanguard International Semiconductor Corp.	255,921	0.0
6,000		Voltronic Power Technology Corp.	341,662	0.1
234,374		Walsin Lihwa Corp.	377,482	0.1
58,645		Wan Hai Lines Ltd.	132,727	0.0
30,000		Win Semiconductors Corp.	180,814	0.0
262,000		Winbond Electronics Corp.	229,238	0.0
7,000		Wiwynn Corp.	259,710	0.0
147,280		WPG Holdings Ltd.	243,347	0.0
30,856		Yageo Corp.	537,886	0.1
157,000		Yang Ming Marine Transport Corp.	333,300	0.1
901,011		Yuanta Financial Holding Co., Ltd.	662,590	0.1
60,000		Zhen Ding Technology Holding Ltd.	225,757	0.0
			86,616,503	14.5

		Thailand: 2.1%
6,300		Advanced Info Service PCL	39,079	0.0
101,900		Advanced Info Service PCL - Foreign	632,094	0.1
388,700	(1)	Airports of Thailand PCL - Foreign	807,763	0.1
703,400		Asset World Corp. PCL - Foreign	119,447	0.0
81,000		B Grimm Power PCL - Foreign	96,354	0.0
900,500		Bangkok Dusit Medical Services PCL - Foreign	777,389	0.1
729,000		Bangkok Expressway & Metro PCL - Foreign	188,757	0.0
458,700		Banpu PCL	145,095	0.0
108,100		Berli Jucker PCL - Foreign	121,184	0.0
721,800		BTS Group Holdings PCL - Foreign	150,110	0.0
54,400		Bumrungrad Hospital PCL - Foreign	359,974	0.1
21,800		Carabao Group PCL - Foreign	61,228	0.0
4,700		Central Pattana PCL	9,465	0.0
179,100		Central Pattana PCL - Foreign	360,666	0.1
169,200		Central Retail Corp. PCL - Foreign	222,090	0.1
13,100		Charoen Pokphand Foods PCL	8,122	0.0
333,500	(3)	Charoen Pokphand Foods PCL - Foreign	206,767	0.0
507,000		CP ALL PCL - Foreign	920,587	0.2

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

26,650		Delta Electronics Thailand PCL - Foreign	894,124	0.2
24,800	(3)	Electricity Generating PCL - Foreign	112,923	0.0
156,600		Energy Absolute PCL - Foreign	348,395	0.1
64,400		Global Power Synergy PCL - Foreign	128,582	0.0
273,400		Gulf Energy Development PCL - Foreign	422,587	0.1
579,051		Home Product Center PCL - Foreign	244,462	0.1
152,700		Indorama Ventures PCL - Foreign	154,294	0.0
105,300		Intouch Holdings PCL - Foreign	228,185	0.1
54,600	(3)	JMT Network Services PCL - Foreign	74,514	0.0
50,900		Kasikornbank PCL - Foreign	197,449	0.0
160,900		Krung Thai Bank PCL	77,696	0.0
174,600		Krung Thai Bank PCL - Foreign	84,312	0.0
84,700	(3)	Krungthai Card PCL - Foreign	134,558	0.0
757,200		Land & Houses PCL - Foreign	218,308	0.0
294,600	(1)	Minor International PCL - Foreign	278,510	0.1
56,400		Muangthai Capital PCL - Foreign	57,124	0.0
120,300		Osotspa PCL - Foreign	108,270	0.0
128,600		PTT Exploration & Production PCL - Foreign	565,109	0.1
34,500		PTT Global Chemical PCL	46,262	0.0
166,200		PTT Global Chemical PCL - Foreign	222,861	0.1
273,900		PTT Oil & Retail Business PCL - Foreign	170,781	0.0
902,100		PTT PCL - Foreign	832,474	0.2
101,400		Ratch Group PCL - Foreign	114,355	0.0
48,900	(4)	Robinson PCL - Foreign	–	–
76,900		SCB X PCL - Foreign	231,050	0.1
115,800		SCG Packaging PCL - Foreign	156,971	0.0
64,700		Siam Cement PCL - Foreign	596,856	0.1
57,600		Srisawad Corp. PCL - Foreign	89,135	0.0
112,700		Thai Oil PCL - Foreign	173,181	0.0
247,500		Thai Union Group PCL - Foreign	102,186	0.0
840,606		True Corp. PCL - Foreign	206,495	0.0
			12,498,180	2.1

		Turkey: 0.6%
283,042		Akbank TAS	250,447	0.1
60,484		Aselsan Elektronik Sanayi Ve Ticaret AS	163,943	0.0
40,996		BIM Birlesik Magazalar AS	318,408	0.1
128,312		Eregli Demir ve Celik Fabrikalari TAS	237,423	0.0
6,390		Ford Otomotiv Sanayi AS	195,149	0.0
94,829		Haci Omer Sabanci Holding AS	196,126	0.0
100,451	(1)	Hektas Ticaret TAS	141,688	0.0
69,092		KOC Holding AS	275,983	0.1
61,506		Koza Altin Isletmeleri AS	69,348	0.0
2,025	(1)	Pegasus Hava Tasimaciligi AS	47,965	0.0
40,265	(1)	Sasa Polyester Sanayi AS	210,778	0.0
50,740	(1)	Turk Hava Yollari	314,205	0.1
126,370		Turk Sise Ve Cam Fabrikalari	278,838	0.1
108,068		Turkcell Iletisim Hizmet AS	180,842	0.0
313,395		Turkiye Is Bankasi	212,170	0.0
11,743		Turkiye Petrol Rafinerileri AS	325,093	0.1
258,934		Yapi ve Kredi Bankasi AS	129,692	0.0
			3,548,098	0.6

		United Arab Emirates: 1.2%
263,614		Abu Dhabi Commercial Bank PJSC	596,582	0.1
134,121		Abu Dhabi Islamic Bank PJSC	364,788	0.1
285,174		Abu Dhabi National Oil Co. for Distribution PJSC	324,582	0.1
354,697		Aldar Properties PJSC	449,814	0.1
272,347		Dubai Islamic Bank PJSC	388,820	0.1
565,875		Emaar Properties PJSC	864,658	0.1
165,834		Emirates NBD Bank PJSC	593,438	0.1
302,187		Emirates Telecommunications Group Co. PJSC	1,815,676	0.3
381,188		First Abu Dhabi Bank PJSC	1,338,812	0.2
302,316	(1)	Multiply Group PJSC	267,178	0.0
172,909	(1)	Q Holding PJSC	119,666	0.0
			7,124,014	1.2

	Total Common Stock
	(Cost $650,400,391)		561,046,490	93.8

PREFERRED STOCK: 1.9%
		Brazil: 1.1%
473,345		Banco Bradesco SA	1,233,688	0.2
24,151		Centrais Eletricas Brasileiras SA	172,682	0.0
126,044		Cia Energetica de Minas Gerais	285,240	0.1
101,722		Gerdau SA	507,762	0.1
418,442		Itau Unibanco Holding S.A.	2,051,571	0.3
439,543		Itausa SA	712,850	0.1
411,001		Petroleo Brasileiro SA	1,897,508	0.3
			6,861,301	1.1

		Chile: 0.2%
12,374		Sociedad Quimica y Minera de Chile SA	993,170	0.2

		Colombia: 0.0%
41,201		Bancolombia SA	258,159	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

		Russia: –%
	773,978	(4) Surgutneftegas PJSC	–	–

		South Korea: 0.6%
	1,936	Hyundai Motor Co.	140,745	0.0
	3,121	Hyundai Motor Co.- Series 2	230,540	0.1
	616	LG Chem Ltd.	147,597	0.0
	70,585	Samsung Electronics Co., Ltd.	2,937,367	0.5
			3,456,249	0.6

		Total Preferred Stock
		(Cost $13,127,890)	11,568,879	1.9

RIGHTS: 0.0%
		Brazil: 0.0%
	289	(1) Localiza Rent a Car SA	749	0.0

		Total Rights
		(Cost $–)	749	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.0%
		India: 0.0%
INR	320,334	Britannia Industries Ltd., 5.500%, 06/03/2024	3,798	0.0

		Total Corporate Bonds/Notes
		(Cost $4,402)	3,798	0.0

		Total Long-Term Investments
		(Cost $663,532,683)	572,619,916	95.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
		Repurchase Agreements: 1.5%
	2,098,687	(6) Bank of America Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $2,099,518, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $2,140,661, due 11/01/49-02/01/51)	2,098,687	0.3
	384,315	(6) Citigroup, Inc., Repurchase Agreement dated 03/31/23, 4.81%, due 04/03/23 (Repurchase Amount $384,467, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $392,001, due 12/26/24-03/20/53)	384,315	0.1
	2,098,687	(6) HSBC Securities USA, Repurchase Agreement dated 03/31/23, 4.80%, due 04/03/23 (Repurchase Amount $2,099,515, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,140,661, due 06/15/24-02/15/53)	2,098,687	0.3
	2,098,687	(6) Jefferies LLC, Repurchase Agreement dated 03/31/23, 4.91%, due 04/03/23 (Repurchase Amount $2,099,534, collateralized by various U.S. Government Agency Obligations, 0.000%-5.750%, Market Value plus accrued interest $2,140,674, due 04/14/23-03/21/28)	2,098,687	0.4
	2,098,687	(6) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $2,099,518, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $2,140,661, due 04/06/23-02/20/53)	2,098,687	0.4

		Total Repurchase Agreements
		(Cost $8,779,063)	8,779,063	1.5

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.2%
	7,215,000	(7) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.730%
		(Cost $7,215,000)	7,215,000	1.2

		Total Short-Term Investments
		(Cost $15,994,063)	15,994,063	2.7

		Total Investments in Securities (Cost $679,526,746)	$588,613,979	98.4
		Assets in Excess of Other Liabilities	9,807,014	1.6
		Net Assets	$598,420,993	100.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2023, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of March 31, 2023.

Currency Abbreviations:
INR	Indian Rupee

Sector Diversification	Percentage of Net Assets
Financials	20.1%
Information Technology	19.6
Consumer Discretionary	13.1
Communication Services	10.1
Materials	8.3
Consumer Staples	6.2
Industrials	5.8
Energy	4.5
Health Care	3.6
Utilities	2.5
Real Estate	1.9
Consumer, Non-cyclical	0.0
Short-Term Investments	2.7
Assets in Excess of Other Liabilities	1.6
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock
Brazil	$20,931,789	$–	$–	$20,931,789
Chile	2,208,993	–	–	2,208,993
China	15,414,910	170,989,702	103,400	186,508,012
Colombia	282,539	–	–	282,539
Czech Republic	688,350	339,559	–	1,027,909
Egypt	–	448,865	–	448,865
Greece	–	2,163,990	–	2,163,990
Hungary	–	1,075,389	–	1,075,389
India	–	74,501,680	–	74,501,680
Indonesia	–	10,808,552	–	10,808,552
Kuwait	–	4,996,604	–	4,996,604
Malaysia	809,181	7,682,194	–	8,491,375
Mexico	15,669,391	–	–	15,669,391
Peru	965,218	–	–	965,218
Philippines	–	4,118,853	–	4,118,853
Poland	–	3,840,301	–	3,840,301
Qatar	173,404	5,065,048	–	5,238,452
Russia	–	–	–	–
Saudi Arabia	314,893	22,166,164	–	22,481,057
Singapore	–	134,158	–	134,158
South Africa	6,281,197	13,941,793	–	20,222,990
South Korea	472,736	64,670,842	–	65,143,578
Taiwan	–	86,616,503	–	86,616,503
Thailand	206,495	12,291,685	–	12,498,180
Turkey	489,616	3,058,482	–	3,548,098
United Arab Emirates	324,582	6,799,432	–	7,124,014
Total Common Stock	65,233,294	495,709,796	103,400	561,046,490
Preferred Stock	8,112,630	3,456,249	–	11,568,879
Rights	749	–	–	749
Corporate Bonds/Notes	–	3,798	–	3,798
Short-Term Investments	7,215,000	8,779,063	–	15,994,063
Total Investments, at fair value	$80,561,673	$507,948,906	$103,400	$588,613,979
Other Financial Instruments+
Futures	814,179	–	–	814,179
Total Assets	$81,375,852	$507,948,906	$103,400	$589,428,158

(1)	For the year ended March 31, 2023, certain securities have transferred in and out of the fair value hierarchy. At March 31, 2023, securities valued at $2,064,570 and $24,213,986 were transferred from Level 1 to Level 3 and Level 2 to Level 3, respectively, within the fair value hierarchy due to significant unobservable inputs.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2023, Voya Emerging Markets Index Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Sberbank of Russia PJSC	7/27/2017	$3,894,962	$–
VTB Bank PJSC	4/28/2020	207,483	–
		$4,102,445	$–

At March 31, 2023, the following futures contracts were outstanding for Voya Emerging Markets Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI Emerging Markets Index	497	06/16/23	$24,738,175	$814,179
			$24,738,175	$814,179

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $714,918,428.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$24,303,709
Gross Unrealized Depreciation	(146,214,868)
Net Unrealized Depreciation	$(121,911,159)